EQUITY INCENTIVE PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity Incentive Plan
SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED

The assumptions used to calculate the fair value of options (on a post-reverse split basis) granted during the year ended December 31, 2024 are as follows:

Weighted-average volatility	95.00%
Risk-free rate	3.81%
Dividend yield	0.00%
Expected term years	10

SCHEDULE OF SHARE OPTIONS OUTSTANDING

The following table summarizes the options outstanding as of September 30, 2025:

	Share Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	614,704	$0.80	$10.88	8.87	$7,322,656

Granted	-	-	-	-	-
Exercised	(1,251)	0.76	10.30	-	-
Canceled/Expired	(4,135)	0.76	11.69	-	-

BALANCE, SEPTEMBER 30, 2025	609,318	$0.80	$10.87	8.12	$1,731,782

EXERCISABLE, SEPTEMBER 30, 2025	226,590	$0.80	$10.87	8.12	$643,211

The following is an analysis of options to purchase shares of the Company’s stock issued and outstanding (on a post-reverse split basis) as of December 31, 2024:

	Share Options	Weighted Average Exercise Price
OUTSTANDING – DECEMBER 31, 2023	569,331	$0.80
Granted	45,565	0.76
Cancelled	(192)	0.76

OUTSTANDING – DECEMBER 31, 2024	614,704	$0.80

SCHEDULE OF VESTED SHARE OPTIONS

The following is a summary of share options (on a post-reverse split basis) vested and exercisable at December 31, 2024:

Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life-Years	Aggregate Intrinsic Value

169,829	$0.80	8.9	$2,056,845

SCHEDULE OF NONVESTED SHARE OPTION

The following table summarizes the nonvested share options for the nine months ended September 30, 2025:

	Nonvested Share Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

BALANCE, DECEMBER 31, 2024	452,875	$0.80	$10.89	8.88	$5,396,007

Vested	(66,737)	0.79	10.92	8.15	190,042
Canceled/Expired	(3,079)	0.76	12.38	-	-

BALANCE, SEPTEMBER 30, 2025	382,729	$0.80	$10.87	8.13	$1,088,571

The following is a summary of the changes in nonvested share options (on a post-reverse split basis) as of December 31, 2024:

	Share Options	Weighted Average Grant Date Fair Value
NONVESTED SHARE OPTIONS - DECEMBER 31, 2023	494,105	$10.80
Granted	45,565	11.80
Vested	(86,665)	10.89
Cancelled	(130)	10.30
NONVESTED SHARE OPTIONS - DECEMBER 31, 2024	452,875	$10.89